UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Active MidCap Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
March 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 100.9%
Automobiles & Components - 3.1%
Dana	67,200		1,731,072
Lear	54,660		10,171,679
Visteon	69,145	[a]	7,622,545
			19,525,296
Banks - 2.2%
Cathay General Bancorp	37,035		1,480,659
Citizens Financial Group	27,500		1,154,450
Comerica	111,800		10,724,974
			13,360,083
Capital Goods - 8.9%
Curtiss-Wright	66,535		8,986,882
EMCOR Group	34,600		2,696,378
Huntington Ingalls Industries	30,335		7,819,150
Ingersoll-Rand	119,620		10,228,706
KLX	11,800	[a]	838,508
Lennox International	3,400		694,858
Owens Corning	115,145		9,257,658
Spirit AeroSystems Holdings, Cl. A	108,475		9,079,357
Terex	77,900		2,914,239
Toro	41,410	[b]	2,586,055
			55,101,791
Commercial & Professional Services - 2.6%
Copart	200,000	[a,b]	10,186,000
MSA Safety	73,100	[b]	6,084,844
			16,270,844
Consumer Durables & Apparel - 4.3%
Brunswick	47,175		2,801,723
Deckers Outdoor	42,400	[a,b]	3,817,272
KB Home	79,800		2,270,310
PulteGroup	310,200		9,147,798
Toll Brothers	204,700		8,853,275
			26,890,378
Consumer Services - 4.7%
Darden Restaurants	52,720		4,494,380
Graham Holdings, Cl. B	3,480		2,095,830
H&R Block	338,200		8,593,662
Hilton Grand Vacations	108,400	[a]	4,663,368
Royal Caribbean Cruises	81,600		9,607,584
			29,454,824

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.9% (continued)
Diversified Financials - 7.7%
Affiliated Managers Group	28,660		5,433,363
Ameriprise Financial	57,030		8,437,018
Discover Financial Services	148,000		10,645,640
Eaton Vance	168,400		9,374,828
SEI Investments	43,190		3,235,363
Synchrony Financial	318,680		10,685,340
			47,811,552
Energy - 3.6%
HollyFrontier	199,000		9,723,140
Marathon Petroleum	170,700		12,479,877
			22,203,017
Food, Beverage & Tobacco - 4.0%
Campbell Soup	109,440	[b]	4,739,846
Conagra Brands	278,150		10,258,172
Ingredion	44,085		5,683,438
Sanderson Farms	33,100	[b]	3,939,562
			24,621,018
Health Care Equipment & Services - 4.1%
Cerner	23,910	[a]	1,386,780
Cigna	9,985		1,674,884
Varian Medical Systems	84,000	[a]	10,302,600
Veeva Systems, Cl. A	31,000	[a]	2,263,620
WellCare Health Plans	50,025	[a]	9,686,341
			25,314,225
Household & Personal Products - .2%
Edgewell Personal Care	23,900	[a,b]	1,166,798
Insurance - 5.5%
CNO Financial Group	333,700		7,231,279
Lincoln National	119,795		8,752,223
Torchmark	109,000		9,174,530
Unum Group	187,970		8,949,252
			34,107,284
Materials - 7.5%
Celanese, Ser. A	6,085		609,778
Chemours	154,100		7,506,211
Freeport-McMoRan	588,700		10,343,459
Huntsman	281,500		8,233,875
Louisiana-Pacific	300,000		8,631,000
Owens-Illinois	102,695	[a,b]	2,224,374
Westlake Chemical	83,600		9,292,140
			46,840,837
Media - .5%
Sirius XM Holdings	499,200	[b]	3,115,008

Description	Shares		Value ($)
Common Stocks - 100.9% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
Agilent Technologies	125,820		8,417,358
Charles River Laboratories International	29,425	[a]	3,140,825
Illumina	5,600	[a]	1,323,952
Mettler-Toledo International	16,145	[a]	9,283,859
PerkinElmer	27,775		2,103,123
Perrigo	86,500		7,208,910
QIAGEN	13,100	[a]	423,261
United Therapeutics	38,800	[a]	4,359,568
Waters	38,100	[a]	7,568,565
Zoetis	145,850		12,179,933
			56,009,354
Real Estate - 5.6%
Brixmor Property Group	343,400	[c]	5,236,850
First Industrial Realty Trust	150,900	[c]	4,410,807
Host Hotels & Resorts	374,705	[c]	6,984,501
Kilroy Realty	54,125	[c]	3,840,710
Lamar Advertising, Cl. A	129,085	[b,c]	8,217,551
Piedmont Office Realty Trust, Cl. A	21,175	[c]	372,468
PotlatchDeltic	59,600	[c]	3,102,180
Prologis	38,780	[c]	2,442,752
			34,607,819
Retailing - 4.4%
Best Buy	146,730	[b]	10,269,633
Big Lots	121,125	[b]	5,272,571
Ross Stores	151,100		11,782,778
			27,324,982
Semiconductors & Semiconductor Equipment - 4.1%
First Solar	23,200	[a]	1,646,736
KLA-Tencor	2,650		288,877
Lam Research	56,900		11,559,804
ON Semiconductor	100,200	[a]	2,450,892
Skyworks Solutions	96,400		9,665,064
			25,611,373
Software & Services - 9.8%
CDK Global	137,000		8,677,580
Citrix Systems	78,235	[a]	7,260,208
Convergys	169,500		3,834,090
Fair Isaac	32,500	[a,b]	5,504,525
Fiserv	166,370	[a]	11,863,845
MAXIMUS	127,800		8,529,372
Red Hat	59,605	[a]	8,911,544
VeriSign	51,835	[a,b]	6,145,558
			60,726,722

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 100.9% (continued)
Technology Hardware & Equipment - 3.7%
Arista Networks		2,300	[a]	587,190
F5 Networks		60,400	[a]	8,734,444
Jabil		172,500		4,955,925
NCR		27,475	[a,b]	866,012
Western Digital		84,800		7,824,496
				22,968,067
Utilities - 5.4%
FirstEnergy		252,245	[b]	8,578,852
IDACORP		42,400	[b]	3,742,648
MDU Resources Group		328,185		9,241,690
New Jersey Resources		166,800	[b]	6,688,680
NorthWestern		95,700		5,148,660
				33,400,530
Total Common Stocks (cost $516,865,383)				626,431,802
	Coupon
	Rate (%)
Other Investment - .3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,874,310)	1.64	1,874,310	[d]	1,874,310

Investment of Cash Collateral for Securities Loaned - 1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $9,798,045)	1.66	9,798,045	[d]	9,798,045
Total Investments (cost $528,537,738)		102.8%		638,104,157
Liabilities, Less Cash and Receivables		(2.8%)		(17,633,966)
Net Assets		100.0%		620,470,191

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At March 31, 2018, the value of the fund’s securities on loan was $58,407,955 and the value of the collateral held by the fund was $59,048,983, consisting of cash collateral of $9,798,045 and U.S. Government & Agency securities valued at $49,250,938.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	626,008,541	-	-	626,008,541
Equity Securities—
Foreign Common
Stocks†	423,261	-	-	423,261
Registered Investment
Companies	11,672,355	-	-	11,672,355

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2018, accumulated net unrealized appreciation on investments was $109,566,419, consisting of $123,619,171 gross unrealized appreciation and $14,052,752 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 18, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 18, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)